This Supplement is filed pursuant to Rule 497(d) with regard to Municipal Investment Trust Fund, Insured Series 401

The text of the supplement to the Prospectus dated November 20, 1998 is as follows:

                       Supplement dated December 15, 1998
                    to Prospectus dated November 20, 1998, of
                         Municipal Investment Trust Fund
                               Insured Series 401

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The figures in the Example on Page 4 should be revised as follows:

If you sell your units at the end of the period:

                    1 Year     3 Years     5 Years      10 Years
                     $323        $352        $383         $476

If you do not sell your units:

                    1 Year     3 Years     5 Years     10 Years
                     $228        $352        $383        $476